Document and Entity Information	Jun. 17, 2025
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 17, 2025
Entity Registrant Name	UNITEDHEALTH GROUP INCORPORATED
Entity Incorporation State Country Code	DE
Entity File Number	1-10864
Entity Tax Identification Number	41-1321939
Entity Address Address Line 1	1 Health Drive
Entity Address City Or Town	Eden Prairie
Entity Address State Or Province	MN
Entity Address Postal Zip Code	55344
City Area Code	800
Local Phone Number	328-5979
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $.01 par value
Trading Symbol	UNH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000731766
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	655 New York Avenue NW
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20001